INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INVENTORIES [Abstract]
Raw materials	$ 2,891	$ 3,833
Work in progress	2,394	2,157
Finished goods	1,366	808
Inventories	6,651	6,798
Write-offs of inventories	$ 138	$ 313	$ 72